Contributed Equity - Summary of Shares Issued (Detail)	12 Months Ended
	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2023 AUD ($) $ / shares shares	Jun. 30, 2022 AUD ($) $ / shares shares	Jun. 30, 2022 AUD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Issued capital	$ 446,272,203	$ 446,272,203	$ 367,407,757	$ 367,407,757
Issued Equity [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares	321,066,394	321,066,394	118,086,880	118,086,880
Issued capital	$ 83,009,452	$ 83,009,452	$ 56,372,371	$ 56,372,371
Issued Equity [member] | 0.26 Issue Price [member]
Disclosure of classes of share capital [line items]
Share issued under Retail Entitlement Offer | shares	47,145,743
Shares issued under Institutional Placement | shares	260,864,840
Issue price of share issued under Retail Entitlement Offer | $ / shares		$ 0.26
Issue price of shares issued under Institutional Placement | $ / shares		0.26
Share issued under Retail Entitlement Offer	$ 12,257,894
Shares issued under Institutional Placement	$ 67,824,858
Issued Equity [member] | 0.52 Issue Price [member]
Disclosure of classes of share capital [line items]
Shares issued under Securities Purchase Plan | shares			13,799,149
Share placement | shares			88,970,717
Issue price of shares issued under securities purchase Plan | $ / shares				$ 0.52
Share placement | $ / shares			$ 0.52
Share placement			$ 46,264,773
Shares issued under Securities Purchase Plan			$ 7,175,557
Issued Equity [member] | 0.17 Issue Price [member]
Disclosure of classes of share capital [line items]
Convertible notes exercised shares | shares	6,147,431		12,117,014
Convertible notes exercise price per share | (per share)		0.17	$ 0.17
Convertible notes exercised value	$ 1,045,012		$ 2,059,791
Issued Equity [member] | 0.27 Issue Price [member]
Disclosure of classes of share capital [line items]
Performance rights exercised pre-share consolidation | shares	6,908,380		3,200,000
Performance rights exercised pre share consolidation | (per share)		$ 0.27	$ 0.27
Performance rights exercised pre share consolidation	$ 1,881,688		$ 872,250